Sales Revenue - Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 310,530	¥ 301,981
Within 1 year [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	106,745	103,734
Between 1 and 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	201,925	185,456
Later than 5 years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	¥ 1,860	¥ 12,791